LEASES - Schedule Of Maturities Of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Year ending December 31, 2025	$ 19,546
Year ending December 31, 2026	17,266
Year ending December 31, 2027	15,294
Year ending December 31, 2028	16,847
Year ending December 31, 2029	13,668
Over year ending December 31, 2029	170,426
Total future minimum lease payments	253,047
Less: amounts representing interest	(153,784)
Present value of future minimum lease payments	99,263
Present value of future minimum lease payments current portion	(18,590)	$ (19,685)
Present value of future minimum lease payments non-current portion	80,673	53,858
Year ending December 31, 2025	35,810
Year ending December 31, 2026	35,810
Year ending December 31, 2027	35,810
Year ending December 31, 2028	35,810
Year ending December 31, 2029	35,810
Over year ending December 31, 2029	126,393
Total future minimum lease payments	305,443
Less: amounts representing interest	(105,688)
Present value of future minimum lease payments	199,755
Present value of future minimum lease payments current portion	(33,817)	(35,307)
Present value of future minimum lease payments non-current portion	$ 165,938	$ 187,474